Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 26,869	$ 24,290
Accumulated depreciation and amortization	(15,520)	(13,998)
Property, Plant and Equipment, Net	11,349	10,292
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Property and equipment under capital leases	582	588
Accumulated amortization of property and equipment under capital leases	(163)	(140)
Property and equipment under capital leases, net	419	448
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	1,872	1,707
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	3,785	3,343
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	13,028	11,963
Leashold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	5,384	4,793
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,800	$ 2,484